Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ .001	$ 0.001
Common stock, shares authorized	45,454,546	45,454,546
Common stock, shares issued	9,727,774	9,041,426
Common stock, shares outstanding	9,403,889	8,717,541
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred Class A [Member]
Preferred stock, par value	$ 0.001	$ .001
Preferred stock shares issued	970,000	970,000
Preferred stock, shares outstanding	970,000	970,000
Preferred Class B [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock shares issued	1,804,394	2,120,742
Preferred stock, shares outstanding	1,804,394	2,120,742